Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (10,914,174)	$ (9,965,536)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	43,319	34,637
Stock-based compensation expense	259,376	515,552
Changes in assets and liabilities:
Accounts receivable	(300,677)	0
Prepaid expenses and other current assets	564,648	698,785
Other assets	(1,106,778)	(976,498)
Accounts payable and accrued expenses	2,745,248	(662,382)
Total adjustments	3,289,396	165,520
Net cash used in operating activities	(7,624,778)	(9,800,016)
Cash flows from investing activities:
Purchase of equipment	0	(23,805)
Net cash used in investing activities	0	(23,805)
Cash flows from financing activities:
Net proceeds from issuance of notes payable – related parties	135,000	0
Net proceeds from sale of common stock and warrants	1,209,538	0
Net proceeds from warrant exercise	1,389,363	0
Net cash provided by financing activities	2,733,901	0
Net decrease in cash and cash equivalents	(4,890,877)	(9,823,821)
Cash and cash equivalents at beginning of period	6,452,589	27,612,732
Cash and cash equivalents at end of period	$ 1,561,712	$ 17,788,911